Thrivent All Cap Portfolio Investment Strategy - Thrivent All Cap Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Strategies
Strategy Narrative [Text Block]	The Portfolio seeks to achieve its objective by investing primarily in common stocks of companies of any market capitalization or investment style. In buying and selling securities for the Portfolio, the Adviser uses an active strategy. This strategy consists of a disciplined approach that involves computer-aided, quantitative analysis of fundamental, technical and risk-related factors. The Adviser’s factor model (a method of analyzing and combining multiple data sources) systematically reviews thousands of stocks, using data such as historical earnings growth and expected future growth, valuation, price momentum, and other quantitative factors to forecast return potential. Then, risk characteristics of potential investments and covariation among securities are analyzed along with the return forecasts in determining the Portfolio’s holdings.